Trade and Other Receivables - Disclosure of Transfers of Financial Assets (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Bendon Limited [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Transferred receivables	$ 9,790	$ 11,649	$ 14,599